Postemployment Benefits - Change in Benefit Obligation (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Change in benefit obligation:
Benefit obligation at beginning of year	$ 10.0		$ 10.4
Service cost	0.3		0.9		1.3
Interest cost	0.3		0.9		1.4
Actuarial (gain) loss	0	[1]	0.8	[1]	(7.6)	[1]
Foreign currency (gain) loss	0.5		(1.4)		0.9
Benefits paid	(0.9)		(1.6)
Benefit obligation transferred to KCSM Servicios	(10.2)		0
Benefit obligation at end of year	0		10.0		10.4
Funded status	$ 0		$ (10.0)

[1]	Net benefit costs above do not include a component for the amortization of actuarial gains or losses as the Company’s policy is to recognize such gains and losses immediately.